Note 8 - Contract Liabilities	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
8.	CONTRACT LIABILITIES

The following table presents changes in the contract liabilities balance:

Balance, December 31, 2017	$-
Adjustment on initial application of IFRS 15	90,860
Adjusted balance, January 1, 2018	90,860
Amounts invoices and revenue deferred as at December 31, 2018	207,073
Recognition of deferred revenue included in the adjusted balance at the beginning of the period	(80,673)
Balance, December 31, 2018	$217,259
Amounts invoices and revenue deferred as at June 30, 2019	91,495
Recognition of deferred revenue included in period	(133,540)
Balance, June 30, 2019	$175,214